Fees Summary	Apr. 16, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure
The maximum aggregate offering price of the securities to which the prospectus relates is $4,512,800,000.00 (comprised of $1,692,300,000 of the Euro Floating Rate Senior Registered Notes Due 2028, $1,692,300,000 of the Euro Fixed/Floating Rate Senior Registered Notes Due 2031 and $1,128,200,000 of the Euro Fixed/Floating Rate Senior Registered Notes Due 2036). The prospectus is a final prospectus for the related offering.
The U.S. dollar equivalent of the aggregate amount offered has been calculated using an exchange rate of $1.1282 per Euro 1.00 as of April 15, 2025.

Narrative - Max Aggregate Offering Price	$ 4,512,800,000
Final Prospectus	true